Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Oct. 28, 2025
Entity File Number	001-37401
Entity Registrant Name	COMMUNITY HEALTHCARE TRUST INCORPORATED
Entity Central Index Key	0001631569
Entity Tax Identification Number	46-5212033
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3326 Aspen Grove Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	615
Local Phone Number	771-3052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CHCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false